Condensed Financial Information of the Parent Company Only - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from bank subsidiaries	$ 18,661	$ 17,287
Other assets	18,440	7,658
Total assets	1,923,540	1,831,550
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Other liabilities	8,942	12,922
Stockholders’ equity	127,411	148,956	$ 130,589	$ 115,038
Total liabilities and stockholders’ equity	1,923,540	1,831,550
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	2,464	1,805
Investment in bank-issued trust preferred securities	1,177	1,288
Investment in subsidiaries	172,752	197,243
Deferred tax asset	49	589
Other assets	3,490	1,238
Total assets	179,932	202,163
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Other liabilities	3,035	3,721
Stockholders’ equity	127,411	148,956
Total liabilities and stockholders’ equity	$ 179,932	$ 202,163